Unaudited condensed consolidated statements of profit or loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Consolidated statements of profit or loss
Revenues	$ 216,096	$ 173,010	$ 429,819	$ 378,337
Voyage expenses and commissions	(1,995)	(5,681)	(7,327)	(9,593)
Vessel operating and supervision costs	(42,446)	(40,688)	(86,083)	(79,941)
Depreciation	(58,008)	(48,493)	(112,841)	(96,183)
General and administrative expenses	(6,884)	(13,498)	(16,902)	(25,240)
Loss on disposal of non-current assets			(577)
Impairment loss	(28,027)		(56,911)
Profit from operations	78,736	64,650	149,178	167,380
Financial costs	(39,466)	(51,216)	(76,835)	(90,604)
Financial income	353	34	412	86
(Loss)/gain on derivatives	8,330	(6,310)	45,731	13,973
Share of profit of associates	416	553	935	1,120
Total other expenses, net	(30,367)	(56,939)	(29,757)	(75,425)
Profit for the period	48,369	7,711	119,421	91,955
Attributable to:
Owners of the Group	45,729	(4,784)	90,524	53,150
Non-controlling interests	$ 2,640	$ 12,495	$ 28,897	$ 38,805